Other Current Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Liabilities [Line Items]
Payable for property, plant and equipment	¥ 10,354	¥ 11,734
Advances received	6,437	748
Other	15,641	22,268
Accrued expenses and other current liabilities, Total	¥ 32,432	¥ 34,750